Shareholder Report, Average Annual Return (Details) 190472_GuidePath Tactical Allocation Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Tactical Allocation Fund RS Shares
Average Annual Return, Percent	(0.50%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	(1.52%)
FTSE 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	0.18%
S&P 500 Daily Risk Control 10% Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Daily Risk Control 10% Index
Average Annual Return, Percent	(1.21%)